As filed with the Securities and Exchange Commission on September 18, 2019
Securities Act File No. 333-123257
Investment Company Act File No. 811-10325

United States Securities and Exchange Commission
Washington, D.C. 20549
FORM N-1A

Registration Statement Under the Securities Act of 1933	☒
Pre-Effective Amendment No.	☐
Post Effective Amendment No. 2,649	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☒
Amendment No. 2,653	☒

VANECK VECTORS ETF TRUST
(Exact Name of Registrant as Specified in its Charter)

666 Third Avenue, 9th Floor
New York, New York 10017
(Address of Principal Executive Offices)

(212) 293-2000
Registrant’s Telephone Number
Jonathan R. Simon, Esq.
Senior Vice President and General Counsel
Van Eck Associates Corporation
666 Third Avenue, 9th Floor
New York, New York 10017
(Name and Address of Agent for Service)

Copy to:
Stuart M. Strauss, Esq.
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

x	Immediately upon filing pursuant to paragraph (b)
On [date] pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
On [date] pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
On [date] pursuant to paragraph (a)(2) of rule 485
IF APPROPRIATE, CHECK THE FOLLOWING BOX:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This filing relates solely to the following series of the Registrant: VanEck Vectors AMT-Free Intermediate Municipal Index ETF, VanEck Vectors AMT-Free Long Municipal Index ETF, VanEck Vectors AMT-Free Short Municipal Index ETF, VanEck Vectors BDC Income ETF, VanEck Vectors CEF Municipal Income ETF, VanEck Vectors ChinaAMC China Bond ETF, VanEck Vectors Emerging Markets Aggregate Bond ETF, VanEck Vectors Emerging Markets High Yield Bond ETF, VanEck Vectors Fallen Angel High Yield Bond ETF, VanEck Vectors Green Bond ETF, VanEck Vectors High-Yield Municipal Index ETF, VanEck Vectors International High Yield Bond ETF, VanEck Vectors Investment Grade Floating Rate ETF, VanEck Vectors J.P. Morgan EM Local Currency Bond ETF, VanEck Vectors Mortgage REIT Income ETF, VanEck Vectors Preferred Securities ex Financials ETF and VanEck Vectors Short High-Yield Municipal Index ETF.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 18th day of September 2019.
VANECK VECTORS ETF TRUST
By: /s/ Jonathan R. Simon

Name: Jonathan R. Simon
Title: Senior Vice President, Secretary and Chief Legal Officer
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/ David H. Chow* David H. Chow	Trustee	September 18, 2019

/s/ R. Alastair Short* R. Alastair Short	Trustee	September 18, 2019

/s/ Peter J. Sidebottom* Peter J. Sidebottom	Trustee	September 18, 2019

/s/ Richard D. Stamberger* Richard D. Stamberger	Trustee	September 18, 2019

/s/ Jan F. van Eck* Jan F. van Eck	President, Chief Executive Officer and Trustee	September 18, 2019

/s/ John J. Crimmins* John J. Crimmins	Vice President, Treasurer, Chief Financial Officer and Principal Accounting Officer	September 18, 2019

*By:	/s/ Jonathan R. Simon
Jonathan R. Simon
Attorney-in-Fact
September 18, 2019

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase